4. Related Party Transactions: Schedule of Director Fees (Tables)	6 Months Ended
Jun. 30, 2012
Tables/Schedules
Schedule of Director Fees
	01/01/2012 to 6/30/2012	01/01/2011 to 12/31/2011
Director fees	35,300	28,900